Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	R$ 396,487	R$ 355,520
Goodwill	228,887	228,887
Other investments evaluated at fair value through other comprehensive income	31,364	23,606
Total	656,738	608,013
Investments	656,738	608,013
Total Current investments	R$ 656,738	R$ 608,013